Annual Total Returns[BarChart] - Fundamental Alternatives - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.34%)	3.90%	9.00%	4.55%	1.95%	1.28%	1.29%	(2.09%)	6.58%	1.46%